Employee Stock Options - Schedule of Equity-Based Compensation Expenses (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock based compensation expense	$ 37,045	$ 110,123	$ 297,244